Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Accrued payroll and benefits	$ 1,756,025	$ 1,511,958
Professional fees, other payable and accrued expenses	10,219	9,980
Accrued expenses and other current liabilities	$ 1,766,244	$ 1,521,938